RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 22 -              RELATED PARTY TRANSACTIONS

The related party relationships and related party transactions are listed as follows:

Related party relationships

Name of related parties	Relationship with the Company

Shenhua Hollysys Information Technology Co., Ltd. ("Shenhua Information")	20% owned by Beijing Hollysys
New Huake Electronic Technology Co., Ltd. ("New Huake")	37.5% owned by Beijing Hollysys
China Techenergy Co., Ltd. ("China Techenergy")	40% owned by Beijing Hollysys
Beijing Hollysys Electric Motor Co., Ltd. ("Electric Motor")	40% owned by Beijing Hollysys
Zhejiang Sanxin Engineering Co., Ltd. ("Zhejiang Sanxin")	6% owned by Hangzhou Hollysys
Hollysys Equipment Technology Co., Ltd. ("Hollysys Equipment")	20% owned by Beijing Hollysys as of June 30, 2011, and was disposed of during fiscal year 2012
Beijing Hollysys Machine Automation Co., Ltd. ("Hollysys Machine")	30% owned by Hollysys Investment
Southcon Development Sdn. Bhd. (“Southcon”)	30% owned by BMJB
Heilongjiang Ruixing Technology Co., Ltd. ("Ruixing")	8.31% owned by Beijing Hollysys
Swee Yong Chim	Shareholder of Hollysys Automation Technologies Ltd. and former shareholder of Concord
Yoon Fah Chim	Shareholder of Hollysys Automation Technologies Ltd. and former shareholder of Concord

Due from related parties

	June 30,
	2012	2013

China Techenergy	$14,850,375	$23,391,167
Shenhua Information	1,183,660	2,157,094
Hollysys Machine	297,622	352,119
Electric Motor	-	462
Zhejiang Sanxin	-	10,304
Hollysys Equipment	4,901	-
Ruixing	-	199,045
Swee Yong Chim	-	200,631
Yoon Fah Chim	-	200,632

	$16,336,558	$26,511,454

The Company’s management believes that the collection of amounts due from related parties is reasonably assured and accordingly, no provision had been made for these balances.

Due to related parties

	June 30,
	2012	2013

Shenhua Information	$1,544,464	$1,351,199
China Techenergy	401,719	691,360
Electric Motor	16,224	27,393
Hollysys Equipment	1,821	-
Hollysys Machine	45	10,915
New Huake	2	2

	$1,964,275	$2,080,869

Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2011	2012	2013

Electric Motor	$34,085	$31,729	$68,336
Shenhua Information	2,151,391	41,045	364,537
Hollysys Machine	-	-	972,508
New Huake	879,111	-	69,768

	$3,064,587	$72,774	$1,475,149

Purchase of building from:

	Year ended June 30,
	2011	2012	2013

Shenhua Information	$3,608,675	$-	$-

Sales of goods and integrated solutions to:

	Year ended June 30,
	2011	2012	2013

China Techenergy	$3,557,125	$3,657,215	$17,059,714
Shenhua Information	727,460	1,411,274	1,936,273
Hollysys Machine	-	296,523	557,243
Electric Motor	13,478	1,775	3,893

	$4,298,063	$5,366,787	$19,557,123

Operating lease income from:

	Year ended June 30,
	2011	2012	2013

Hollysys Machine	$-	$45,475	$65,926

The Company sells automation control systems to China Techenergy which is used for non-safety operations control in the nuclear power industry. China Techenergy incorporates the Company’s non-safety automation control systems with their proprietary safety automated control systems to provide an overall automation and control system for nuclear power stations in China. The Company is not a party to the integrated sales contracts executed between China Techenergy and their customers. Intercompany profits and losses are eliminated until realized by the Company or China Techenergy as if the China Techenergy were a consolidated subsidiary.

The Company sells automation control systems to Shenhua Information which is used for operations control in the information automation industry. Shenhua Information incorporates the Company’s automation control systems with their proprietary automated remote control systems to provide an overall automation and control system to its customers. The Company is not a party to the integrated sales contracts executed between Shenhua Information and their customers.

Amounts due from and due to the related parties relating to the above transactions are unsecured, non-interest bearing and repayable on demand.